Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	FITNESS CHAMPS HOLDINGS LIMITED
Entity Central Index Key	0002023796
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7030 Ang Mo Kio
Entity Address, Address Line Two	Avenue 5
Entity Address, Address Line Three	#04-48
Entity Address, City or Town	NorthStar@AMK
Entity Address, Country	SG
Entity Address, Postal Zip Code	569880
City Area Code	+65
Local Phone Number	9005 5495
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.